LAND USE RIGHTS - NET	12 Months Ended
Dec. 31, 2015
LAND USE RIGHTS - NET [Abstract]
LAND USE RIGHTS - NET
11.	LAND USE RIGHTS - NET

in millions of $	As of December 31,
	2014	2015

Land use rights
Cost	-	52.9
Less: Accumulated amortization	-	1.1

	-	51.8

Land use rights represent amounts paid for the rights to use eleven parcels of land in the PRC where the Group's premises are located.

As of December 31, 2015, land use rights with a net book value of $33.6 million was pledged for short-term bank borrowings of $104.1 million and long-term bank borrowings of $7.2 million (Note 13).

The amortization expense for the years ended December 31, 2013, 2014 and 2015 was nil, nil and $1.1 million, respectively. For each of the next five years, the estimated annual amortization expense of land use rights is $1.3 million.